Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2018
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017
Center Coast MLP Focus Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Center Coast MLP Focus Fund (the "Fund") is to seek maximum total return with an emphasis on providing cash distributions to shareholders.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled "Choosing a Share Class" on page 30 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher realized taxes at the Fund level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year, based on current fees for the existing share classes.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses for Class A, Class C and Institutional Class shares have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in common units of master limited partnerships ("MLPs") and equity securities of "MLP affiliates" which the Fund's sub-advisor defines as entities issuing MLP I-shares, general partners of MLPs and other entities that may own interests of MLPs (collectively, "MLP Positions"). While the number of its holdings may vary based upon market conditions and other factors, the Fund intends to invest in a focused portfolio of approximately 20 to 40 high quality MLP Positions which the Fund's sub-advisor believes will have strong risk adjusted returns and stable and growing cash distributions. The Fund concentrates (i.e., invests more than 25% of its net assets) in securities of companies in the energy industry, and the Fund intends to make the majority of its investments in "midstream" MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal. The Fund may invest in securities of MLPs and other issuers that have smaller capitalizations than issuers whose securities are included in major benchmark indices.

The Fund's sub-advisor, Center Coast Capital Advisors, LP ("Center Coast" or the "Sub-Advisor"), seeks to identify a portfolio of high quality MLPs. In managing the Fund's assets the Sub-Advisor uses a disciplined investment process focused on due diligence from the perspective of an MLP owner, operator and acquirer.

•	The Sub-Advisor first establishes a universe of high quality MLPs (i.e., MLPs with strong risk adjusted returns and stable and growing cash distributions) utilizing a proprietary multifactor model, and then strategically weights those companies using financial and valuation analysis centered on quantitative factors including cash flow, yield and relative valuation to establish a valuation target.

•	Next the Sub-Advisor evaluates asset quality, considering factors such as contract structure, operating risk, competitive environment and growth potential. The Sub-Advisor also assesses management quality, drawing on its previous experience with many of the MLPs' management teams to evaluate their financial discipline, level of general partner support, operational expertise, strength of their business plans and ability to execute those plans. The Sub-Advisor also includes in the diligence process an assessment of the trading dynamics of the securities issued by the MLPs, including liquidity, identification of fund flow from institutional investors with large holdings in the MLPs, equity overhang (i.e., the difference between funds raised and funds invested) and float (i.e., the number of a company's shares issued and available to be traded by the general public).

•	The Sub-Advisor then ranks, weights and invests in MLPs based on the Sub-Advisor's assessment of the durability of their cash flows, relative market valuation and growth potential.

The Sub-Advisor generally sells an investment if it determines that the characteristics that resulted in the original purchase decision have changed materially, the investment is no longer earning a return commensurate with its risk, the Sub-Advisor identifies other investments with more attractive valuations and return characteristics, or the Fund requires cash to meet redemption requests.

The Fund is not managed to meet the pass-through requirements of Sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), which would restrict the Fund's ability to fully invest in MLPs. As a result, unlike traditional open-end mutual funds, the Fund generally is subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%) and is subject to state and local income tax by reason of its investments in equity securities of MLPs.

Master Limited Partnerships

An MLP is an entity treated as a partnership under the Code, the partnership interests or "units" of which are traded on securities exchanges like shares of corporate stock. To qualify for tax treatment as a partnership, an MLP must receive at least 90% of its income from qualifying sources as set forth in the Code. These qualifying sources include, among others, income and gain from certain mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Additional information on MLPs and MLP I-shares ("I-Shares"), which represent ownership interests issued by MLP affiliates, can be found in the section entitled "More About the Fund's Investment Strategies and Risks."

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates (i.e., invests more than 25% of its net assets) in securities of companies in the energy industry, and the Fund intends to make the majority of its investments in "midstream" MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Risks of Investing in MLP Units. An investment in MLP units involves additional risks from a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP's general partner, and capital markets risk.

Energy Industry Concentration Risks. A substantial portion of the MLPs in which the Fund invests are engaged primarily in the energy industry. As a result, the Fund will be concentrated in the energy industry, and will therefore be susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in MLPs and other companies operating in the energy industry include but are not limited to the following:

•	Commodity Risk. MLPs and other companies operating in the energy industry may be affected by fluctuations in the prices of energy commodities. Fluctuations in energy commodity prices would directly impact companies that own such energy commodities and could indirectly impact MLP companies that engage in transportation, storage, processing, distribution or marketing of such energy commodities.

•	Supply and Demand Risk. MLPs and other companies operating in the energy industry may be impacted by the levels of supply and demand for energy commodities.

•	Depletion Risk. MLPs and other energy companies engaged in the exploration, development, management, gathering or production of energy commodities face the risk that commodity reserves are depleted over time. Such companies seek to increase their reserves through expansion of their current businesses, acquisitions, further development of their existing sources of energy commodities or exploration of new sources of energy commodities or by entering into long-term contracts for additional reserves; however, there are risks associated with each of these potential strategies.

•	Environmental and Regulatory Risk. MLPs and other companies operating in the energy industry are subject to significant regulation of their operations by federal, state and local governmental agencies. Additionally, voluntary initiatives and mandatory controls have been adopted or are being studied and evaluated, both in the United States and worldwide, to address current potentially hazardous environmental issues, including hydraulic fracturing and related waste disposal and geological concerns, as well as those that may develop in the future.

•	Acquisition Risk. MLPs owned by the Fund may depend on their ability to make acquisitions that increase adjusted operating surplus per unit in order to increase distributions to unit holders.

•	Interest Rate Risk. Rising interest rates could increase the costs of capital thereby increasing operating costs and reducing the ability of MLPs and other companies operating in the energy industry to carry out acquisitions or expansions in a cost-effective manner. Rising interest rates may also impact the price of the securities of MLPs and other companies operating in the energy industry as the yields on alternative investments increase.

•	Extreme Weather Risk. Weather plays a role in the seasonality of some MLPs' cash flows, and extreme weather conditions could adversely affect performance and cash flows of those MLPs.

•	Catastrophic Event Risk. MLPs and other companies operating in the energy industry are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. Any occurrence of a catastrophic event, such as a terrorist attack, could bring about a limitation, suspension or discontinuation of the operations of MLPs and other companies operating in the energy industry.

Tax Risks. Tax risks associated with investments in the Fund include but are not limited to the following:

•	Fund Structure Risk. Unlike open-end mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes and unlike entities treated as partnerships for tax purposes, the Fund will be taxable as a regular corporation, or "C" corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the graduated tax rates applicable to corporations (currently a maximum rate of 35%), will not benefit from current favorable federal income tax rates on long-term capital gains, and will be subject to state and local income taxes by reason of its investments in equity securities of MLPs. Fund income and losses will not be passed through to shareholders. The Fund's ability to meet its investment objective will depend largely on the amount of the distributions it receives from MLPs (in relation to the taxable income, gains, losses, and deductions allocated to it). The Fund will have no control over the distributions it receives, because the MLPs have the ability to modify their distribution policies from time to time without input from or the approval of the Fund. In addition, changes in tax laws, rates or regulations, or future interpretations of such laws or regulations, could adversely affect the Fund or the MLPs in which the Fund invests. Legislation could also negatively impact the amount and tax characterization of dividends received by the Fund's shareholders.

•	Dividend Distribution Risk. The Fund's dividend distribution policy is intended to provide consistent monthly distributions to its shareholders at a rate that over time is similar to the distribution rate the Fund receives from the MLPs in which it invests, without offset for the expenses of the Fund. The amount of the Fund's distributions is based on, among other considerations, cash and stock distributions the Fund actually receives from portfolio investments, including returns of capital, and special cash payments, if any, received to offset distribution reductions resulting from MLP restructurings. The Fund's distributions also give consideration to the estimated future cash flows of investments held by the Fund.

Because of differences between the time that monthly distributions are paid by the Fund and the time quarterly distributions are received from the MLPs, and because the Fund's distribution policy takes into consideration estimated future cash flows from its underlying holdings, in order to permit the Fund to maintain a stable distribution rate, the Fund's distributions may exceed or be below the amount the Fund actually receives from its portfolio investments. Additionally, since the Fund's distribution rate is not derived from the Fund's investment income or loss, the Fund's distributions do not represent yield or investment return on the Fund's portfolio. For these reasons, the Fund since its inception has over various periods of time paid dividends in excess of the distributions paid by the Fund's underlying MLP investments. While the Fund attempts to manage the portfolio to generate positive investment returns, the Fund may not be successful in generating sufficient investment income, gains and incremental cash flow, in excess of Fund expenses, to make up for any shortfall between the distributions paid by the Fund and the distributions received by the Fund from its investments. To the extent that the distributions paid exceed the distributions the Fund has received, the distributions will reduce the Fund's net assets. Consequently, the Fund may maintain cash reserves, borrow or may be required to sell certain investments at times when it would not otherwise be desirable to do so in order to pay the expenses of the Fund. The Fund is not required to make such distributions and, as a result, the Fund could in the future decide not to make such distributions or not to make distributions at a rate that over time is similar to the distribution rate that it receives from the MLPs in which it invests. Furthermore, unlike the MLPs in which it invests, the Fund is not a pass through entity. Consequently, the tax characterization of the distributions paid by the Fund, as dividend income or return of capital, may differ greatly from those of the underlying MLPs.

It is expected that a portion of the distributions made by the Fund to shareholders will be considered tax-deferred return of capital. A return of capital effectively represents a return of a shareholder's investment in Fund shares (net of fees thereon), and should not be confused with a dividend from current and accumulated earnings and profits. For a U.S. shareholder, any portion of distributions that is considered a return of capital is not currently taxable, but instead reduces the shareholder's tax basis in Fund shares (until the tax basis reaches zero). Reducing a shareholder's tax basis in Fund shares will generally increase the amount of gain (or decrease the amount of loss) on a subsequent sale or exchange of the shares. Any gain on a shareholder's sale or exchange of Fund shares is generally taxable to the shareholder as capital gain. Thus, distributions considered return of capital are often described as tax deferred. Any distributions from the Fund in excess of a shareholder's tax basis in shares of the Fund and in excess of the shareholder's portion of the Fund's current and accumulated earnings and profits will generally be taxable to the shareholder as capital gains. Any portion of distributions that is not considered return of capital is expected to be characterized as qualified dividend income for U.S. federal income tax purposes. Qualified dividend income is generally taxable to noncorporate shareholders at reduced rates in the year received and does not reduce a shareholder's adjusted tax basis in Fund shares. The portion of the Fund's distributions that may be classified as return of capital is uncertain and can be materially impacted by events that are not subject to the control of the Fund's advisor or Sub-Advisor (e.g. mergers, acquisitions, reorganizations and other capital transactions occurring at the individual MLP level, changes in the tax characterization of distributions received from the MLP investments held by the Fund, or changes in tax laws). Gains and other income realized by the Fund may also cause distributions from the Fund to be treated as taxable dividends rather than as return of capital distributions. Because of these factors, the portion of the Fund's distributions that is considered return of capital may vary materially from year to year. Accordingly, there is no guarantee that future distributions will maintain the same classification for tax purposes as past distributions.

•	MLP Tax Risk. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax, excise tax or other form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could have the effect of reducing the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Thus, if any of the MLPs owned by the Fund were treated as corporations or other form of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced which could cause a material decrease in the net asset value per share ("NAV") of the Fund's shares.

Historically, MLPs have been able to offset a significant portion of their taxable income with tax deductions, including depletion, depreciation and amortization expense deductions. The law could change to eliminate or reduce such tax deductions, which effectively shelter or defer taxable income recognized by the Fund. The elimination or reduction of such tax benefits could significantly reduce the value of the MLPs held by the Fund, which would similarly reduce the Fund's NAV, and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax advantaged return of capital.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year generally will reduce the Fund's taxable income (and earnings and profits), but those deductions may be recaptured in the Fund's taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Fund's shareholders may be taxable, even though the shareholders at the time of the distribution might not have held shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund's shareholders at the time of the distribution will not have corresponding economic gain on their shares at the time of the distribution.

•	Deferred Tax/Financial Reporting Risk. The Fund is structured as a "C" corporation and, unlike traditional mutual funds, the Fund generally will be subject to U.S. federal and state and local income tax on its taxable income. The Fund accrues a deferred tax liability (or asset) for its future tax liability (or tax benefit) associated with any net investment income (or loss), any realized gains (or losses) on investments, and any unrealized appreciation (or depreciation) of its investments in excess of their cost basis as adjusted for the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital. The Fund's accrued deferred tax liability (or asset), if any, is reflected each day in the Fund's net asset value per share. Deferred income tax expense (benefit) for a given period represents an estimate of the Fund's potential tax expense (or benefit) if it were to recognize the unrealized gains (losses) in the portfolio and/or if it were to generate realized gains (or losses) on investments or incur a net investment income (or loss). Accordingly, such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the Fund's deferred income tax expense (benefit) was zero, and the Fund's net deferred tax asset was completely offset by a full valuation allowance. As a result of the tax legislation enacted on December 22, 2017, the Fund adjusted its estimates of its net deferred tax asset balance to reflect the reduction in the corporate rate from 35% to 21%. The Fund's net deferred tax asset balance of $62,359,631 as of December 21, 2017 was reduced on December 22, 2017 to $39,436,835, which amount continued to be completely offset by a full valuation allowance.

The following example illustrates two hypothetical trading days of the Fund and demonstrates the effect of deferred tax calculations on the change in the Fund's NAV, compared to the change in the prices of MLP securities held by the Fund. The example assumes a 23.0% deferred tax calculation (maximum federal corporate tax rate of 21% plus estimated state and local tax rates of approximately 2.0%, net of federal tax benefit). It does not reflect the effect, if any, of the valuation allowances on deferred tax assets that management may deem appropriate.

Hypothetical Effect of Deferred Tax Calculation on Performance-Down Market

NAV price change of Fund	-1.54%
Price change of underlying MLPs in Fund	-2.00%

Hypothetical Effect of Deferred Tax Calculation on Performance-Up Market

NAV price change of Fund	1.54%
Price change of underlying MLPs in Fund	2.00%

Actual income tax expense, if any, will be incurred over many years, depending upon whether and when investment gains and losses are realized, the then-current basis of the Fund's assets and other factors. Upon the sale of an MLP security, the Fund will be liable for previously deferred taxes, if any. As a result, the Fund's actual tax liability could have a material effect on the Fund's NAV.

Liquidity Risk. MLP common units and equity securities of MLP affiliates, including I-Shares, often trade on national securities exchanges. However, certain securities, including those of issuers with smaller capitalizations, may trade less frequently. The market movements of such securities with limited trading volumes may be more abrupt or erratic than those with higher trading volumes. As a result of the limited liquidity of such securities, the Fund could have greater difficulty selling such securities at the time and price that the Fund would like and may be limited in its ability to make alternative investments. This may also adversely affect the Fund's ability to remit dividend payments to shareholders. The Fund may not purchase or hold securities that are illiquid or are otherwise not readily marketable if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

General Market Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Management Risk. The Fund has an actively managed portfolio. The Sub-Advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services.

Equity Securities Risk. MLP units and other equity securities held by the Fund can be affected by general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, changes in interest rates, and the particular circumstances and performance of particular companies whose securities the Fund holds.

Non-Diversification Risk. The Fund is classified as "non-diversified", which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Small Capitalization Risk. Small capitalization companies often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities issued by MLPs with smaller capitalizations may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. Historically, smaller capitalization companies have sometimes gone through extended periods when they did not perform as well as larger companies. In addition, equity securities of smaller capitalization companies generally are less liquid than those of larger companies. This means that the Fund could have greater difficulty selling such securities at the time and price than the Fund would like.

Cash Flow Risk. The Fund expects that a substantial portion of the cash flow it receives will be derived from its investments in MLPs. The amount and tax characterization of cash available for distribution by an MLP depends upon the amount of cash generated by such entity's operations. Cash available for distribution by MLPs may vary widely from quarter to quarter and will be affected by various factors affecting the entity's operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is classified as "non-diversified", which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index and an MLP index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown. The performance of Class A and Class C shares would be lower than the Institutional Class performance because of the higher expenses paid by Class A and Class C shares. Class T Shares were not offered prior to April 1, 2017 and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund's website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index and an MLP index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class T Shares were not offered prior to April 1, 2017 and therefore no performance for Class T Shares is provided.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Institutional Class Shares For each calendar year at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional Shares
Highest Calendar Quarter Return at NAV	15.41%	Quarter Ended 6/30/2016
Lowest Calendar Quarter Return at NAV	(16.00%)	Quarter Ended 9/30/2015

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than the Institutional Class will vary from the returns shown for the Institutional Class.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. This Fund is a multiple class fund that offers more than one class in this prospectus. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than the Institutional Class will vary from the returns shown for the Institutional Class.

Center Coast MLP Focus Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire fee	imstc_WireFee	$ 20
Overnight check delivery fee	imstc_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.07%
All other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses (includes shareholder service fee of up to 15%)	rr_OtherExpensesOverAssets	0.19%	[3]
Deferred Income Tax Expense	imstc_DeferredIncomeTaxExpense	none	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%	[5]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
One Year	rr_ExpenseExampleYear01	713
Three Years	rr_ExpenseExampleYear03	1,004
Five Years	rr_ExpenseExampleYear05	1,317
Ten Years	rr_ExpenseExampleYear10	$ 2,200
1 Year	rr_AverageAnnualReturnYear01	8.71%
3 Years	imstc_AverageAnnualReturnYear03	(3.09%)
5 Years	rr_AverageAnnualReturnYear05	1.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Center Coast MLP Focus Fund | Class C Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Wire fee	imstc_WireFee	$ 20
Overnight check delivery fee	imstc_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.07%
All other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses (includes shareholder service fee of up to 15%)	rr_OtherExpensesOverAssets	0.19%	[3]
Deferred Income Tax Expense	imstc_DeferredIncomeTaxExpense	none	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%	[5]
One Year	rr_ExpenseExampleYear01	$ 325
Three Years	rr_ExpenseExampleYear03	685
Five Years	rr_ExpenseExampleYear05	1,175
Ten Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	222
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	685
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,524
1 Year	rr_AverageAnnualReturnYear01	13.45%
3 Years	imstc_AverageAnnualReturnYear03	(1.88%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Center Coast MLP Focus Fund | Class T Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstc_WireFee	$ 20
Overnight check delivery fee	imstc_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.07%
All other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses (includes shareholder service fee of up to 15%)	rr_OtherExpensesOverAssets	0.19%	[3]
Deferred Income Tax Expense	imstc_DeferredIncomeTaxExpense	none	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%	[5]
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 250,000
One Year	rr_ExpenseExampleYear01	393
Three Years	rr_ExpenseExampleYear03	694
Five Years	rr_ExpenseExampleYear05	1,017
Ten Years	rr_ExpenseExampleYear10	$ 1,931
Center Coast MLP Focus Fund | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCCNX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire fee	imstc_WireFee	$ 20
Overnight check delivery fee	imstc_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.07%
All other expenses	rr_Component2OtherExpensesOverAssets	0.12%
Other expenses (includes shareholder service fee of up to 15%)	rr_OtherExpensesOverAssets	0.19%	[3]
Deferred Income Tax Expense	imstc_DeferredIncomeTaxExpense	none	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[5]
One Year	rr_ExpenseExampleYear01	$ 121
Three Years	rr_ExpenseExampleYear03	378
Five Years	rr_ExpenseExampleYear05	654
Ten Years	rr_ExpenseExampleYear10	$ 1,443
Annual Return 2011	rr_AnnualReturn2011	10.80%
Annual Return 2012	rr_AnnualReturn2012	0.76%
Annual Return 2013	rr_AnnualReturn2013	18.76%
Annual Return 2014	rr_AnnualReturn2014	8.26%
Annual Return 2015	rr_AnnualReturn2015	(22.15%)
Annual Return 2016	rr_AnnualReturn2016	15.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.00%)
1 Year	rr_AverageAnnualReturnYear01	15.51%
3 Years	imstc_AverageAnnualReturnYear03	(0.89%)
5 Years	rr_AverageAnnualReturnYear05	3.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Center Coast MLP Focus Fund | After Taxes on Distributions | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%
3 Years	imstc_AverageAnnualReturnYear03	(1.10%)
5 Years	rr_AverageAnnualReturnYear05	2.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Center Coast MLP Focus Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.78%
3 Years	imstc_AverageAnnualReturnYear03	(0.66%)
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Center Coast MLP Focus Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.96%
3 Years	imstc_AverageAnnualReturnYear03	8.87%
5 Years	rr_AverageAnnualReturnYear05	14.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010
Center Coast MLP Focus Fund | Alerian MLP Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
3 Years	imstc_AverageAnnualReturnYear03	(5.80%)
5 Years	rr_AverageAnnualReturnYear05	2.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2010

[1]	No initial sales charge applies on investments of $1 million or more.
[2]	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[3]	Other expenses for Class A, Class C and Institutional Class shares have been restated to reflect current fees. Other expenses for Class T shares are estimated for the current fiscal year, based on current fees for the existing share classes.
[4]	The Fund is structured as a "C" corporation for U.S. federal income tax purposes and, unlike traditional mutual funds, the Fund generally will be subject to U.S. federal and state and local income tax on its taxable income. The Fund accrues a deferred tax liability (or asset) for its future tax liability associated with the unrealized appreciation (or depreciation) of its investments in excess of their cost basis as adjusted for the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any realized gains (or losses) and net operating income (or loss). The Fund's accrued deferred tax liability (or asset), if any, is reflected each day in the Fund's net asset value per share. Deferred income tax expense (benefit) for a given period represents an estimate of the Fund's potential tax expense if it were to recognize the unrealized gains (losses) in the portfolio and/or if it were to realize gains (or losses) on the portfolio and/or incur a net operating gain (loss). An estimate of deferred tax expense (benefit) is dependent upon the Fund's realized and unrealized gains (losses) on investments and on its net investment income (loss). Accordingly, such deferred tax expenses (benefits) may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense (benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2017, the Fund's deferred income tax expense (benefit) was zero, and the Fund's net deferred tax asset was completely offset by a full valuation allowance. As a result of the tax legislation enacted on December 22, 2017, the Fund adjusted its estimates of its net deferred tax asset balance to reflect the reduction in the corporate rate from 35% to 21%. The Fund's net deferred tax asset balance of $62,359,631 as of December 21, 2017 was reduced on December 22, 2017 to $39,436,835, which amount continued to be completely offset by a full valuation allowance.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding front end or contingent deferred sales loads, taxes such as deferred income tax expenses, leverage interest, brokerage commissions, or extraordinary expenses) do not exceed 1.50%, 2.25%, 1.50% and 1.25% of average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. For the Fund's fiscal year ended November 30, 2017, such fee waivers or expense reimbursements were not necessary as total annual fund expenses (excluding deferred income tax expenses) were 1.44%, 2.19% and 1.19% for the Fund's Class A, Class C and Institutional Class Shares, respectively. Class T Shares were not offered prior to April 1, 2017. The agreement with respect to each share class is in effect until March 31, 2018, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or reimbursements made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.
[6]	No sales charge applies on investments, but a CDSC of 1.00% will be imposed on certain redemptions of shares within 12 months of the date of purchase.